UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Promethean Asset Management, LLC
Address:   750 Lexington Avenue, 22nd Floor
           New York, NY 10022

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. O'Brien, Jr.
Title:    Managing Member

Phone:    212-702-5200
Signature, Place, and Date of Signing:


/s/ James F. O'Brien, Jr.            New York, NY                 2/12/02
--------------------------------------------------------------------------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:   155,364 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-                             Promethean Investment Group, LLC

Quarter Ended December 31, 2001

                           Form 13F Information Table

                                                           Value     SHRS or  SH/ Put/  Investment  Other      Voting Authority
        Name of Issuer        Title of Class      Cusip   (x$1000)   PRN AMT    Call    Discretion Managers  Sole  Shared   None
-----------------------------                   -----------------------------------------------------------------------------------
ACE                           ORD               G0070K103     145       3,600   PUT       DEFINED     01       3,600
AETNA INC                     COM               00817Y108     396      12,000   CALL      DEFINED     01      12,000
AFFILIATED MANAGERS GROUP     LYON ZERO 21      008252AC2   9,675  10,000,000   PRN       DEFINED     01                  10,000,000
ANDREA ELECTRONICS CORP       COM               034393108      73      86,282    SH       DEFINED     01      86,282
AVAYA INC                     LYON 10/31/21     053499AA7   5,432  10,000,000   PRN       DEFINED     01                  10,000,000
BEA SYSTEMS                   COM               073325102   1,078      70,000   PUT       DEFINED     01      70,000
BERKSHIRE HATHAWAY INC DEL    CL A              084670108     378           5    SH       DEFINED     01           5
BRINKER INTL INC              DB CV ZERO144A21  109641AA8   8,018  12,500,000   PRN       DEFINED     01                  12,500,000
CHUBB CORP                    COM               171232101     235       3,400   PUT       DEFINED     01       3,400
EBAY INC                      COM               278642103   3,746      56,000   PUT       DEFINED     01      56,000
ELECTRONIC DATA SYS NEW       SR NT CV ZERO 21  285661AB0  12,469  15,000,000   PRN       DEFINED     01                  15,000,000
FIRST UN REAL EST EQ&MTG
  INVTS SH BEN INT            COM               337400105      60      25,500    SH       DEFINED     01      25,500
GENERAL MAGIC                 COM               370253106      42     107,000    SH       DEFINED     01     107,000
HARTFORD FINANCIAL SERVICES
  GROUP                       COM               416515104     207       3,300   PUT       DEFINED     01       3,300
HCC INS HLDGS INC             NT CONV 2%21      404132AA0   5,943   5,500,000   PRN       DEFINED     01                   5,500,000
INTEL CORP                    COM               458140100   7,548     240,000   PUT       DEFINED     01     240,000
INTERNATIONAL BUSINESS
  MACHINES                    COM               459200101  11,987      99,100   PUT       DEFINED     01      99,100
LABORATORY CORP AMER HLDGS    LYONS 144A 21     50540RAB8   7,111  10,000,000   PRN       DEFINED     01                  10,000,000
LIBERTY MEDIA CORP NEW        COM SER A         530718105     238      17,000    SH       DEFINED     01      17,000
MANCHESTER TECHNOLOGIES INC   COM               562398107      32      13,700    SH       DEFINED     01      13,700
MARKEL CORP                   COM               570535104     207       1,150    SH       DEFINED     01       1,150
MASCO CORO                    SR NT CV ZERO 31  574599AW6   5,711  14,000,000   PRN       DEFINED     01                  14,000,000
MEDTRONIC INC                 CONV DEB 144A 21  585055AA4   5,309   5,000,000   PRN       DEFINED     01                   5,000,000
MICRON TECHNOLOGY             COM               595112103   7,555     243,700   PUT       DEFINED     01     243,700
MICROSTRATEGY                 CL A              594972101   6,141   1,595,000   PUT       DEFINED     01   1,595,000
NORTEL NETWORKS CORP NEW      GTD SR CV 144A08  656568AA0  10,223  10,500,000   PRN       DEFINED     01                  10,500,000
PHOENIX COS INC NEW           COM               71902E109     185      10,000    SH       DEFINED     01      10,000
ROYAL CARIBBEAN CRUISES LTD   SR NT CV ZERO 21  780153AM4   3,444  10,000,000   PRN       DEFINED     01                  10,000,000
SIEBEL SYSTEMS                COM               826170102   2,882     103,000   PUT       DEFINED     01     103,000
SOLECTRON CORP                SR LYON ZERO 20   834182AK3   7,871  14,850,000   PRN       DEFINED     01                  14,850,000
TECH DATA CORP                SB DEB CV 144A21  878237AB2   6,344   6,500,000   PRN       DEFINED     01                   6,500,000
TYCO INTERNATIONAL            COM               902124106     342       5,800   PUT       DEFINED     01       5,800
TYCO INTL LTD NEW             LYON ZERO 20      902124AC0   7,739  10,000,000   PRN       DEFINED     01                  10,000,000
VERITAS SOFTWARE CORP         COM               923436109   4,886     109,000   PUT       DEFINED     01     109,000
VERIZON COMMUNICATIONS        DB CV ZRO 144A21  92343VAA2  11,295  20,793,000   PRN       DEFINED     01                  20,793,000
WHITE MTNS INS GROUP LTD      COM               G9618E107     235         675    SH       DEFINED     01         675
XM SATELLITE RADIO HOLDINGS   CL A              983759101     182       9,900   PUT       DEFINED     01       9,900

                                                TOTALS:   155,364